6. Derivative Liabilities - Fair Value Assumptions (Details) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Remeasurement Date Quarter 2 [Member]	Jun. 30, 2014 Remeasurement Date Minimum [Member] Quarter 2 [Member]	Jun. 30, 2014 Remeasurement Date Maximum [Member] Quarter 2 [Member]	Jun. 30, 2014 Commitment Date Quarter 2 [Member]	Jun. 30, 2014 Commitment Date Minimum [Member] Quarter 2 [Member]	Jun. 30, 2014 Commitment Date Maximum [Member] Quarter 2 [Member]
Expected dividends	0.00%	0.00%			0.00%
Expected volatility	150.00%	150.00%			150.00%
Expected term			1 year 5 months	5 years		2 years	5 years
Risk free interest rate	0.03%		0.47%	1.62%		0.40%	1.68%